Quarterly Holdings Report
for
Fidelity® Strategic Dividend & Income® Fund
February 28, 2022
SDI-NPRT1-0422
1.814104.117
Corporate Bonds - 9.7%
		Principal Amount (a)	Value ($)
Convertible Bonds - 9.3%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.0%
Bandwidth, Inc. 0.25% 3/1/26		73,000	54,520
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)		91,000	82,071
			136,591
Entertainment - 0.3%
Liberty Media Corp. 0.5% 12/1/50 (b)		461,000	663,149
Live Nation Entertainment, Inc.:
2% 2/15/25		101,000	132,563
2.5% 3/15/23		1,239,000	2,240,657
Sea Ltd. 2.375% 12/1/25		2,476,000	4,464,228
Spotify U.S.A., Inc. 0% 3/15/26 (b)		1,000,000	853,500
World Wrestling Entertainment, Inc. 3.375% 12/15/23		1,318,000	3,184,947
Zynga, Inc.:
0% 12/15/26		1,969,000	1,998,535
0.25% 6/1/24		2,095,000	2,545,425
			16,083,004
Interactive Media & Services - 0.4%
Eventbrite, Inc. 5% 12/1/25		992,000	1,470,640
fuboTV, Inc. 3.25% 2/15/26 (b)		774,000	583,596
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		1,332,000	1,884,114
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		1,345,000	2,067,265
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		951,000	2,399,373
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		1,875,000	1,507,741
Snap, Inc.:
0% 5/1/27(b)		2,440,000	2,135,000
0.125% 3/1/28(b)		2,100,000	2,150,400
0.25% 5/1/25		718,000	1,394,715
0.75% 8/1/26		2,640,000	5,019,960
TripAdvisor, Inc. 0.25% 4/1/26 (b)		812,000	694,260
Twitter, Inc. 0.25% 6/15/24		3,037,000	3,078,759
Ziff Davis, Inc. 1.75% 11/1/26 (b)		122,000	141,703
			24,527,526
Media - 0.5%
Cable One, Inc. 0% 3/15/26 (b)		102,000	89,250
DISH Network Corp.:
0% 12/15/25		5,491,000	5,370,747
2.375% 3/15/24		3,732,000	3,550,998
3.375% 8/15/26		8,002,000	7,257,814
Gannett Co., Inc. 4.75% 4/15/24		1,250,000	1,072,503
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		2,159,000	3,525,917
Liberty Broadband Corp.:
1.25% 9/30/50(b)		110,000	106,425
2.75% 9/30/50(b)		1,120,000	1,125,332
Liberty Interactive LLC 1.75% 9/30/46 (b)		673,000	1,201,305
Liberty Media Corp.:
1% 1/30/23		554,000	916,316
1.375% 10/15/23		83,000	120,558
Magnite, Inc. 0.25% 3/15/26 (b)		1,293,000	1,028,489
TechTarget, Inc.:
0% 12/15/26(b)		120,000	108,180
0.125% 12/15/25		355,000	457,524
			25,931,358
TOTAL COMMUNICATION SERVICES			66,678,479

CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
LCI Industries 1.125% 5/15/26		1,850,000	1,822,250
Patrick Industries, Inc.:
1% 2/1/23		2,904,000	3,069,528
1.75% 12/1/28(b)		2,940,000	2,853,638
Veoneer, Inc. 4% 6/1/24		142,000	232,259
			7,977,675
Automobiles - 0.2%
Arrival SA 3.5% 12/1/26 (b)		1,203,000	752,627
Fisker, Inc. 2.5% 9/15/26 (b)		100,000	83,346
Ford Motor Co. 0% 3/15/26 (b)		7,378,000	9,003,259
Lucid Group, Inc. 1.25% 12/15/26 (b)		120,000	95,880
Tesla, Inc. 2% 5/15/24		203,000	2,843,786
			12,778,898
Diversified Consumer Services - 0.1%
2U, Inc. 2.25% 5/1/25		2,227,000	1,725,925
Chegg, Inc. 0% 9/1/26		1,120,000	912,800
			2,638,725
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. 0% 3/15/26 (b)		2,689,000	2,524,822
Booking Holdings, Inc. 0.75% 5/1/25		1,929,000	2,655,269
Carnival Corp. 5.75% 4/1/23		1,383,000	2,910,524
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26 (b)		2,465,000	2,415,700
DraftKings, Inc. 0% 3/15/28 (b)		2,034,000	1,532,619
Expedia, Inc. 0% 2/15/26		90,000	108,675
Marriott Vacations Worldwide Corp.:
0% 1/15/26		100,000	110,250
1.5% 9/15/22		75,000	86,719
NCL Corp. Ltd.:
1.125% 2/15/27(b)		2,100,000	1,886,850
2.5% 2/15/27(b)		1,740,000	1,611,240
5.375% 8/1/25		1,000,000	1,353,800
Penn National Gaming, Inc. 2.75% 5/15/26		1,565,000	3,709,833
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23		1,409,000	1,679,866
4.25% 6/15/23		3,045,000	3,901,559
Shake Shack, Inc. 0% 3/1/28 (b)		1,035,000	853,875
The Cheesecake Factory, Inc. 0.375% 6/15/26		619,000	575,283
Vail Resorts, Inc. 0% 1/1/26		100,000	97,375
			28,014,259
Internet & Direct Marketing Retail - 0.3%
Etsy, Inc.:
0.125% 10/1/26		2,335,000	4,455,180
0.125% 9/1/27		1,931,000	2,126,997
0.25% 6/15/28(b)		90,000	88,065
The RealReal, Inc.:
1% 3/1/28(b)		3,629,000	2,745,435
3% 6/15/25		3,725,000	3,482,875
Wayfair LLC:
0.625% 10/1/25		2,338,000	2,024,708
1.125% 11/1/24		329,000	453,362
Xometry, Inc. 1% 2/1/27 (b)		590,000	619,500
			15,996,122
Leisure Products - 0.2%
Callaway Golf Co. 2.75% 5/1/26		1,522,000	2,404,760
Peloton Interactive, Inc. 0% 2/15/26 (b)		8,391,000	7,174,305
			9,579,065
Specialty Retail - 0.1%
American Eagle Outfitters, Inc. 3.75% 4/15/25		409,000	1,047,245
Burlington Stores, Inc. 2.25% 4/15/25		1,275,000	1,612,078
Dick's Sporting Goods, Inc. 3.25% 4/15/25		1,220,000	3,964,238
National Vision Holdings, Inc. 2.5% 5/15/25		998,000	1,376,741
			8,000,302
Textiles, Apparel & Luxury Goods - 0.0%
Marathon Digital Holdings, Inc. 1% 12/1/26 (b)		3,012,000	2,046,654

TOTAL CONSUMER DISCRETIONARY			87,031,700

CONSUMER STAPLES - 0.2%
Food Products - 0.1%
Beyond Meat, Inc. 0% 3/15/27 (b)		7,631,000	4,841,870

Tobacco - 0.1%
Turning Point Brands, Inc. 2.5% 7/15/24		4,949,000	4,846,209

TOTAL CONSUMER STAPLES			9,688,079

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Antero Resources Corp. 4.25% 9/1/26		814,000	4,327,468
Arch Resources, Inc. 5.25% 11/15/25		713,000	2,375,360
CNX Resources Corp. 2.25% 5/1/26		1,172,000	1,695,298
EQT Corp. 1.75% 5/1/26		2,438,000	4,136,067
Pioneer Natural Resources Co. 0.25% 5/15/25		2,649,000	6,055,486
			18,589,679
FINANCIALS - 0.2%
Capital Markets - 0.1%
Coinbase Global, Inc. 0.5% 6/1/26 (b)		5,127,000	4,757,856

Consumer Finance - 0.1%
SoFi Technologies, Inc. 0% 10/15/26 (b)		3,275,000	2,935,383
Upstart Holdings, Inc. 0.25% 8/15/26 (b)		305,000	297,192
			3,232,575
Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc. 4.75% 11/1/22		510,000	545,700

TOTAL FINANCIALS			8,536,131

HEALTH CARE - 1.0%
Biotechnology - 0.3%
Coherus BioSciences, Inc. 1.5% 4/15/26		80,000	76,680
Cytokinetics, Inc. 4% 11/15/26		100,000	351,500
Dynavax Technologies Corp. 2.5% 5/15/26 (b)		100,000	147,498
Exact Sciences Corp.:
0.375% 3/15/27		1,417,000	1,426,742
0.375% 3/1/28		1,777,000	1,674,823
1% 1/15/25		1,218,000	1,555,995
Global Blood Therapeutics, Inc. 1.875% 12/15/28 (b)		3,700,000	4,467,750
Insmed, Inc. 0.75% 6/1/28		100,000	97,700
Natera, Inc. 2.25% 5/1/27		578,000	1,105,136
Neurocrine Biosciences, Inc. 2.25% 5/15/24		1,475,000	1,903,672
Sarepta Therapeutics, Inc. 1.5% 11/15/24		1,860,000	2,429,625
			15,237,121
Health Care Equipment & Supplies - 0.5%
CONMED Corp. 2.625% 2/1/24		1,068,000	1,817,202
CryoPort, Inc. 0.75% 12/1/26 (b)		80,000	62,600
DexCom, Inc.:
0.25% 11/15/25		3,228,000	3,377,295
0.75% 12/1/23		1,805,000	4,541,831
Envista Holdings Corp. 2.375% 6/1/25		2,100,000	4,940,250
Glaukos Corp. 2.75% 6/15/27		1,304,000	1,732,364
Haemonetics Corp. 0% 3/1/26 (b)		100,000	83,754
Insulet Corp. 0.375% 9/1/26		2,115,000	2,810,835
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		1,458,000	1,580,035
LivaNova U.S.A., Inc. 3% 12/15/25		1,360,000	2,048,500
Mesa Laboratories, Inc. 1.375% 8/15/25		566,000	614,393
Nevro Corp. 2.75% 4/1/25		343,000	365,876
Novocure Ltd. 0% 11/1/25		890,000	803,670
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		2,463,000	3,038,111
Varex Imaging Corp. 4% 6/1/25		100,000	134,500
			27,951,216
Health Care Providers & Services - 0.2%
1Life Healthcare, Inc. 3% 6/15/25		2,125,000	1,841,313
Accolade, Inc. 0.5% 4/1/26 (b)		1,511,000	1,178,580
Brookdale Senior Living, Inc. 2% 10/15/26 (b)		2,132,000	2,409,160
Guardant Health, Inc. 0% 11/15/27		3,404,000	2,845,404
Oak Street Health, Inc. 0% 3/15/26 (b)		1,800,000	1,373,858
			9,648,315
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		500,000	778,500
Health Catalyst, Inc. 2.5% 4/15/25		374,000	431,736
Omnicell, Inc. 0.25% 9/15/25		959,000	1,358,424
Teladoc Health, Inc. 1.25% 6/1/27		1,104,000	969,312
			3,537,972
Life Sciences Tools & Services - 0.0%
Illumina, Inc. 0% 8/15/23		58,000	62,756
Inotiv, Inc. 3.25% 10/15/27 (b)		80,000	76,476
Nanostring Technologies, Inc. 2.625% 3/1/25		500,000	552,500
NeoGenomics, Inc. 1.25% 5/1/25		420,000	408,713
Repligen Corp. 0.375% 7/15/24		960,000	1,710,720
			2,811,165
TOTAL HEALTH CARE			59,185,789

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Parsons Corp. 0.25% 8/15/25		5,936,000	5,946,685
Virgin Galactic Holdings, Inc. 2.5% 2/1/27 (b)		100,000	95,250
			6,041,935
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. 1.125% 10/15/24		776,500	884,373
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		1,025,000	1,433,463
			2,317,836
Airlines - 0.3%
American Airlines Group, Inc. 6.5% 7/1/25		2,425,000	3,260,413
JetBlue Airways Corp. 0.5% 4/1/26 (b)		3,900,000	3,744,000
Southwest Airlines Co. 1.25% 5/1/25		5,726,000	7,652,799
			14,657,212
Construction & Engineering - 0.1%
Granite Construction, Inc. 2.75% 11/1/24		2,891,000	3,265,385

Electrical Equipment - 0.2%
Array Technologies, Inc. 1% 12/1/28 (b)		3,276,000	2,507,778
Bloom Energy Corp. 2.5% 8/15/25		1,301,000	2,040,480
Plug Power, Inc. 3.75% 6/1/25		511,000	2,577,382
Stem, Inc. 0.5% 12/1/28 (b)		2,500,000	1,686,500
Sunrun, Inc.:
0% 2/1/26		100,000	78,901
0% 2/1/26		1,465,000	1,155,894
			10,046,935
Machinery - 0.2%
Chart Industries, Inc. 1% 11/15/24 (b)		513,000	1,281,884
John Bean Technologies Corp. 0.25% 5/15/26 (b)		3,544,000	3,327,462
Middleby Corp. 1% 9/1/25		1,940,000	2,850,588
The Greenbrier Companies, Inc. 2.875% 4/15/28 (b)		3,190,000	3,422,403
			10,882,337
Marine - 0.0%
Seaspan Corp. 3.75% 12/15/25 (b)		2,263,000	2,811,778

Professional Services - 0.2%
FTI Consulting, Inc. 2% 8/15/23		1,195,000	1,771,588
KBR, Inc. 2.5% 11/1/23		3,735,000	7,376,625
Upwork, Inc. 0.25% 8/15/26 (b)		509,000	423,488
			9,571,701
Road & Rail - 0.0%
Lyft, Inc. 1.5% 5/15/25		1,400,000	1,754,200
Uber Technologies, Inc. 0% 12/15/25		74,000	67,451
			1,821,651
TOTAL INDUSTRIALS			61,416,770

INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.1%
Lumentum Holdings, Inc.:
0.25% 3/15/24		1,789,000	2,992,103
0.5% 12/15/26		1,359,000	1,611,230
			4,603,333
Electronic Equipment & Components - 0.1%
II-VI, Inc. 0.25% 9/1/22		1,079,000	1,610,947
Insight Enterprises, Inc. 0.75% 2/15/25		1,766,000	2,761,141
Par Technology Corp. 1.5% 10/15/27		73,000	64,715
			4,436,803
IT Services - 0.6%
Affirm Holdings, Inc. 0% 11/15/26 (b)		1,710,000	1,206,405
Akamai Technologies, Inc.:
0.125% 5/1/25		2,780,000	3,411,163
0.375% 9/1/27		3,192,000	3,502,149
Block, Inc.:
0% 5/1/26		2,292,000	2,100,045
0.125% 3/1/25		969,000	1,236,081
0.25% 11/1/27		1,032,000	937,830
0.5% 5/15/23		672,000	1,147,776
Cloudflare, Inc.:
0% 8/15/26(b)		64,000	63,162
0.75% 5/15/25		488,000	1,533,833
Digitalocean Holdings, Inc. 0% 12/1/26 (b)		1,871,000	1,501,478
Fastly, Inc. 0% 3/15/26 (b)		5,707,000	4,348,734
MongoDB, Inc. 0.25% 1/15/26		2,244,000	4,284,918
Okta, Inc.:
0.125% 9/1/25		2,536,000	3,026,716
0.375% 6/15/26		2,171,000	2,309,401
Perficient, Inc. 0.125% 11/15/26 (b)		1,460,000	1,262,900
Repay Holdings Corp. 0% 2/1/26 (b)		977,000	841,197
Shift4 Payments, Inc. 0% 12/15/25 (b)		119,000	117,572
Shopify, Inc. 0.125% 11/1/25		1,602,000	1,548,333
Wix.com Ltd. 0% 8/15/25		995,000	865,650
			35,245,343
Semiconductors & Semiconductor Equipment - 0.5%
Camtek Ltd. 0% 12/1/26 (b)		600,000	548,700
Enphase Energy, Inc.:
0% 3/1/26(b)		100,000	96,000
0% 3/1/28(b)		100,000	95,750
0.25% 3/1/25(b)		691,000	1,480,468
Microchip Technology, Inc.:
1.625% 2/15/27		1,285,000	2,583,653
2.25% 2/15/37		1,422,000	3,090,184
onsemi:
0% 5/1/27(b)		3,073,000	4,193,109
1.625% 10/15/23		1,721,000	5,201,723
Rambus, Inc. 1.375% 2/1/23		340,000	495,992
SMART Global Holdings, Inc. 2.25% 2/15/26		100,000	150,715
SolarEdge Technologies, Inc. 0% 9/15/25		2,265,000	3,108,713
Teradyne, Inc. 1.25% 12/15/23		768,000	2,862,788
Veeco Instruments, Inc. 3.75% 6/1/27		90,000	196,992
Wolfspeed, Inc.:
0.25% 2/15/28(b)		1,560,000	1,677,975
1.75% 5/1/26		1,205,000	2,750,413
			28,533,175
Software - 1.9%
8x8, Inc. 0.5% 2/1/24		73,000	68,839
Altair Engineering, Inc. 0.25% 6/1/24		1,265,000	1,873,465
Avalara, Inc. 0.25% 8/1/26 (b)		700,000	606,900
Bentley Systems, Inc. 0.125% 1/15/26		100,000	92,450
Bill.Com Holdings, Inc.:
0% 12/1/25		1,100,000	1,816,650
0% 4/1/27(b)		81,000	78,570
BlackLine, Inc.:
0% 3/15/26(b)		1,625,000	1,369,063
0.125% 8/1/24		1,486,000	1,792,562
Box, Inc. 0% 1/15/26		3,157,000	3,682,641
Cerence, Inc. 3% 6/1/25		335,000	423,984
Ceridian HCM Holding, Inc. 0.25% 3/15/26 (b)		4,001,000	3,605,301
Confluent, Inc. 0% 1/15/27 (b)		527,000	445,315
Coupa Software, Inc.:
0.125% 6/15/25		3,793,000	4,026,270
0.375% 6/15/26		5,031,000	4,334,207
CyberArk Software Ltd. 0% 11/15/24		1,000,000	1,246,300
Datadog, Inc. 0.125% 6/15/25		1,213,000	2,256,787
DocuSign, Inc. 0% 1/15/24		77,000	72,650
Dropbox, Inc.:
0% 3/1/26(b)		797,000	744,000
0% 3/1/28(b)		811,000	763,881
Dye & Durham Ltd. 3.75% 3/1/26 (b)(c)	CAD	1,490,000	1,044,117
Everbridge, Inc.:
0% 3/15/26(b)		1,099,000	886,756
0.125% 12/15/24		1,106,000	964,985
Five9, Inc. 0.5% 6/1/25		2,560,000	2,779,052
Guidewire Software, Inc. 1.25% 3/15/25		1,087,000	1,111,675
HubSpot, Inc. 0.375% 6/1/25		676,000	1,307,384
LivePerson, Inc.:
0% 12/15/26		7,388,000	5,360,130
0.75% 3/1/24		1,765,000	1,632,625
Mandiant, Inc.:
0.875% 6/1/24		1,500,000	1,604,063
1.625% 6/1/35		1,544,000	1,536,351
MicroStrategy, Inc.:
0% 2/15/27		2,743,000	1,900,940
0.75% 12/15/25		41,000	53,177
New Relic, Inc. 0.5% 5/1/23		1,716,000	1,714,284
NortonLifeLock, Inc. 2% 8/15/22 (b)		1,643,000	2,339,632
Nuance Communications, Inc.:
1% 12/15/35		1,465,000	3,356,755
1.25% 4/1/25		1,112,000	3,143,513
Nutanix, Inc. 0% 1/15/23		318,000	314,629
Pagerduty, Inc. 1.25% 7/1/25		645,000	738,525
Palo Alto Networks, Inc.:
0.375% 6/1/25		3,549,000	7,174,304
0.75% 7/1/23		2,876,000	6,439,364
Pegasystems, Inc. 0.75% 3/1/25		77,000	74,652
Progress Software Corp. 1% 4/15/26 (b)		1,380,000	1,353,090
Q2 Holdings, Inc. 0.75% 6/1/26		1,720,000	1,744,940
Rapid7, Inc.:
0.25% 3/15/27(b)		1,418,000	1,685,648
2.25% 5/1/25		1,163,000	2,080,316
RingCentral, Inc.:
0% 3/1/25		2,104,000	1,835,740
0% 3/15/26		2,876,000	2,401,460
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		847,000	1,325,979
ServiceNow, Inc. 0% 6/1/22		280,000	1,203,020
Splunk, Inc.:
0.5% 9/15/23		1,102,000	1,158,478
1.125% 9/15/25		1,860,000	1,984,434
1.125% 6/15/27		1,202,000	1,094,571
Tyler Technologies, Inc. 0.25% 3/15/26 (b)		3,415,000	3,664,295
Unity Software, Inc. 0% 11/15/26 (b)		1,719,000	1,429,349
Varonis Systems, Inc. 1.25% 8/15/25		490,000	766,605
Verint Systems, Inc. 0.25% 4/15/26 (b)		60,000	61,241
Veritone, Inc. 1.75% 11/15/26 (b)		564,000	464,340
Workday, Inc. 0.25% 10/1/22		3,617,000	5,673,265
Workiva, Inc. 1.125% 8/15/26		1,088,000	1,612,280
Zendesk, Inc. 0.625% 6/15/25		1,734,000	2,158,830
Zscaler, Inc. 0.125% 7/1/25		2,124,000	3,616,110
			112,090,739
TOTAL INFORMATION TECHNOLOGY			184,909,393

MATERIALS - 0.2%
Chemicals - 0.0%
Amyris, Inc. 1.5% 11/15/26 (b)		2,470,000	1,803,100
Danimer Scientific, Inc. 3.25% 12/15/26 (b)		110,000	81,070
Livent Corp. 4.125% 7/15/25		522,000	1,476,999
			3,361,169
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 3.5% 6/15/25		60,000	108,263
Endeavour Mining Corp. 3% 2/15/23 (b)		1,610,000	1,917,993
MP Materials Corp. 0.25% 4/1/26 (b)		3,035,000	3,757,330
SSR Mining, Inc. 2.5% 4/1/39		2,061,000	2,670,283
United States Steel Corp. 5% 11/1/26		728,000	1,588,860
			10,042,729
TOTAL MATERIALS			13,403,898

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Pebblebrook Hotel Trust 1.75% 12/15/26		5,620,000	6,229,770
Porch Group, Inc. 0.75% 9/15/26 (b)		1,580,000	1,079,930
Summit Hotel Properties, Inc. 1.5% 2/15/26		3,637,000	3,813,395
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		2,803,000	3,614,118
			14,737,213
Real Estate Management & Development - 0.0%
Opendoor Technologies, Inc. 0.25% 8/15/26 (b)		768,000	585,984
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26 (b)		84,000	82,898
Redfin Corp.:
0% 10/15/25		692,000	521,163
0.5% 4/1/27(b)		1,255,000	855,534
Zillow Group, Inc. 2.75% 5/15/25		67,000	81,238
			2,126,817
TOTAL REAL ESTATE			16,864,030

UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc. 2.75% 6/1/48		1,399,000	1,540,345

Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 6/15/24 (b)		80,000	79,920
Sunnova Energy International, Inc. 0.25% 12/1/26 (b)		80,000	68,640
			148,560
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS		23,475	1,276,571

TOTAL UTILITIES			2,965,476

TOTAL CONVERTIBLE BONDS			529,269,424
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Luminar Technologies, Inc. 1.25% 12/15/26 (b)		100,000	95,375

CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)		1,515,000	1,477,125

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)		3,510,000	3,694,275
DCP Midstream Operating LP 5.85% 5/21/43 (b)(d)		1,000,000	930,000
			4,624,275
FINANCIALS - 0.3%
Banks - 0.1%
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.000% 1.5064% 5/15/77 (d)(e)		4,500,000	3,857,850

Diversified Financial Services - 0.2%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 3.37% 12/21/65 (b)(d)(e)		14,050,000	11,591,250

TOTAL FINANCIALS			15,449,100

UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 4.75% 6/1/50 (d)		2,000,000	2,010,000

TOTAL NONCONVERTIBLE BONDS			23,655,875
TOTAL CORPORATE BONDS (Cost $490,379,217)			552,925,299

Common Stocks - 53.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,401,600	33,203,904
Verizon Communications, Inc.	1,072,319	57,551,361
		90,755,265
Entertainment - 0.2%
Netflix, Inc. (f)	8,900	3,511,228
The Walt Disney Co. (f)	55,676	8,265,659
		11,776,887
Media - 1.9%
Comcast Corp. Class A	1,546,912	72,333,605
Gannett Co., Inc. (f)	390,063	1,934,712
Interpublic Group of Companies, Inc.	582,500	21,436,000
Shaw Communications, Inc. Class B	203,026	6,088,377
WPP PLC	325,509	4,578,248
		106,370,942
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (f)	195,954	24,143,492
TOTAL COMMUNICATION SERVICES		233,046,586
CONSUMER DISCRETIONARY - 3.1%
Hotels, Restaurants & Leisure - 1.4%
Caesars Entertainment, Inc. (f)	48,521	4,084,983
McDonald's Corp.	299,478	73,303,230
Super Group SGHC Ltd. (f)	546,312	4,616,336
		82,004,549
Household Durables - 0.2%
Tempur Sealy International, Inc.	285,001	9,407,883
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	107,223	5,853,304
Multiline Retail - 0.6%
Dollar Tree, Inc. (f)	20,700	2,941,056
Target Corp.	143,800	28,726,926
		31,667,982
Specialty Retail - 0.6%
Best Buy Co., Inc.	131,000	12,659,840
Burlington Stores, Inc. (f)	15,000	3,388,350
Lowe's Companies, Inc.	75,900	16,778,454
		32,826,644
Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	73,800	7,224,282
Tapestry, Inc.	176,023	7,199,341
		14,423,623
TOTAL CONSUMER DISCRETIONARY		176,183,985
CONSUMER STAPLES - 8.8%
Beverages - 4.1%
Diageo PLC	452,838	22,434,656
Keurig Dr. Pepper, Inc.	410,952	15,891,514
PepsiCo, Inc.	474,820	77,747,027
The Coca-Cola Co.	1,935,647	120,474,669
		236,547,866
Food & Staples Retailing - 0.7%
Albertsons Companies, Inc.	106,600	3,107,390
BJ's Wholesale Club Holdings, Inc. (f)	165,600	10,411,272
Costco Wholesale Corp.	16,600	8,619,550
Walmart, Inc.	101,800	13,759,288
		35,897,500
Food Products - 1.3%
Bunge Ltd.	78,400	8,196,720
Lamb Weston Holdings, Inc.	187,036	12,424,801
Mondelez International, Inc.	611,714	40,055,033
Nestle SA (Reg. S)	115,544	15,054,892
		75,731,446
Household Products - 2.7%
Procter & Gamble Co.	989,560	154,262,477
TOTAL CONSUMER STAPLES		502,439,289
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (f)	204,517	4,689,575
Canadian Natural Resources Ltd.	32,566	1,818,160
Canadian Natural Resources Ltd.	127,038	7,097,089
Cenovus Energy, Inc.	386,400	6,066,480
Cheniere Energy, Inc.	37,514	4,985,611
ConocoPhillips Co.	101,188	9,598,694
DCP Midstream Partners LP	270,414	8,945,295
DHT Holdings, Inc.	2,769,055	17,417,356
Energy Transfer LP	1,372,422	13,916,359
Enviva, Inc.	142,332	9,920,540
Equitrans Midstream Corp.	79,566	510,018
Euronav NV (g)	575,000	6,486,000
Exxon Mobil Corp.	392,106	30,748,953
Genesis Energy LP	492,700	5,887,765
Imperial Oil Ltd.	513,131	23,031,182
MEG Energy Corp. (f)	162,454	2,121,194
MPLX LP	136,884	4,487,058
Occidental Petroleum Corp.	48,600	2,125,278
PDC Energy, Inc.	67,500	4,355,100
Phillips 66 Co.	108,924	9,175,758
Plains All American Pipeline LP	977,798	10,335,325
Suncor Energy, Inc. (g)	658,734	20,144,008
Targa Resources Corp.	145,733	9,526,566
Valero Energy Corp.	117,538	9,815,598
Western Midstream Partners LP	528,723	13,767,947
		236,972,909
FINANCIALS - 6.4%
Banks - 2.9%
Bank of America Corp.	600,145	26,526,409
Citigroup, Inc.	214,006	12,675,575
Huntington Bancshares, Inc.	890,652	13,822,919
JPMorgan Chase & Co.	139,600	19,795,280
M&T Bank Corp.	145,857	26,579,521
PNC Financial Services Group, Inc.	167,902	33,454,474
Wells Fargo & Co.	649,112	34,643,107
		167,497,285
Capital Markets - 1.2%
BlackRock, Inc. Class A	74,011	55,056,043
Coinbase Global, Inc. (f)(g)	5,800	1,106,466
KKR & Co. LP	246,000	14,789,520
		70,952,029
Consumer Finance - 0.5%
Capital One Financial Corp.	189,790	29,089,113
Insurance - 1.8%
American Financial Group, Inc.	79,200	10,722,888
Chubb Ltd.	188,036	38,291,651
Hartford Financial Services Group, Inc.	230,836	16,038,485
Old Republic International Corp.	238,867	6,294,145
The Travelers Companies, Inc.	174,692	30,017,326
		101,364,495
TOTAL FINANCIALS		368,902,922
HEALTH CARE - 10.9%
Biotechnology - 3.1%
AbbVie, Inc.	692,437	102,321,415
Alder Biopharmaceuticals, Inc. rights (f)	61,506	123,012
Amgen, Inc.	308,600	69,891,728
Gilead Sciences, Inc.	107,381	6,485,812
		178,821,967
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	65,904	31,361,736
Life Sciences Tools & Services - 0.5%
Danaher Corp.	105,670	28,996,905
Pharmaceuticals - 6.7%
AstraZeneca PLC sponsored ADR	463,524	28,219,341
Bristol-Myers Squibb Co.	1,155,971	79,380,529
Eli Lilly & Co.	341,033	85,241,198
Johnson & Johnson	411,520	67,723,846
Merck & Co., Inc.	872,181	66,791,621
Roche Holding AG (participation certificate)	75,053	28,425,095
Sanofi SA sponsored ADR	553,500	29,031,075
		384,812,705
TOTAL HEALTH CARE		623,993,313
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.6%
Huntington Ingalls Industries, Inc.	49,194	10,055,254
Northrop Grumman Corp.	42,502	18,791,834
The Boeing Co. (f)	25,999	5,338,635
		34,185,723
Air Freight & Logistics - 1.3%
Deutsche Post AG	147,374	7,407,345
United Parcel Service, Inc. Class B	320,729	67,487,796
		74,895,141
Building Products - 0.5%
Johnson Controls International PLC	439,690	28,562,262
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	55,800	8,057,520
Electrical Equipment - 0.9%
AMETEK, Inc.	50,700	6,580,353
Babcock & Wilcox Enterprises, Inc. (f)	982,260	6,885,643
Eaton Corp. PLC	256,703	39,606,706
		53,072,702
Industrial Conglomerates - 0.7%
General Electric Co.	185,575	17,724,268
Hitachi Ltd.	125,300	6,157,918
Roper Technologies, Inc.	16,400	7,350,808
Siemens AG	45,800	6,452,416
		37,685,410
Machinery - 0.6%
Fortive Corp.	103,072	6,673,912
ITT, Inc.	162,200	14,252,514
Otis Worldwide Corp.	120,455	9,435,240
Stanley Black & Decker, Inc.	28,333	4,609,779
		34,971,445
Professional Services - 0.1%
Clarivate Analytics PLC (f)	271,600	4,068,568
Trading Companies & Distributors - 0.1%
Watsco, Inc.	20,356	5,558,409
Transportation Infrastructure - 0.2%
Aena SME SA (b)(f)	83,046	13,553,544
TOTAL INDUSTRIALS		294,610,724
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,742,780	97,194,841
Juniper Networks, Inc.	363,342	12,277,326
		109,472,167
IT Services - 0.6%
Accenture PLC Class A	23,202	7,332,296
Amdocs Ltd.	149,639	11,776,589
Capgemini SA	36,600	7,661,464
Visa, Inc. Class A	28,700	6,202,644
		32,972,993
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	149,900	28,498,988
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	293,207	31,376,081
		59,875,069
Software - 1.0%
Microsoft Corp.	131,467	39,281,025
NortonLifeLock, Inc.	311,700	9,033,066
Open Text Corp.	143,926	6,263,478
		54,577,569
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	96,541	15,940,850
FUJIFILM Holdings Corp.	60,100	3,796,340
Samsung Electronics Co. Ltd.	518,953	31,271,934
Seagate Technology Holdings PLC	26,600	2,744,056
		53,753,180
TOTAL INFORMATION TECHNOLOGY		310,650,978
MATERIALS - 1.3%
Chemicals - 0.3%
Linde PLC	50,118	14,696,602
Nutrien Ltd.	52,376	4,504,543
		19,201,145
Containers & Packaging - 0.7%
Crown Holdings, Inc.	138,532	16,993,720
Packaging Corp. of America	136,932	20,155,021
		37,148,741
Metals & Mining - 0.3%
Lundin Mining Corp.	316,238	3,051,354
Newmont Corp.	43,700	2,892,940
Wheaton Precious Metals Corp.	258,100	11,309,565
		17,253,859
TOTAL MATERIALS		73,603,745
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	46,600	10,572,142
Lamar Advertising Co. Class A	180,468	19,681,840
		30,253,982
UTILITIES - 3.3%
Electric Utilities - 2.1%
Constellation Energy Corp.	88,699	4,078,380
Exelon Corp.	266,100	11,325,216
NextEra Energy, Inc.	903,310	70,702,074
NRG Energy, Inc.	251,469	9,515,587
PG&E Corp. (f)	221,000	2,512,770
Xcel Energy, Inc.	307,026	20,672,061
		118,806,088
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	388,000	8,854,160
Multi-Utilities - 1.1%
Ameren Corp.	215,605	18,531,250
Dominion Energy, Inc.	392,253	31,195,881
WEC Energy Group, Inc.	150,867	13,710,793
		63,437,924
TOTAL UTILITIES		191,098,172
TOTAL COMMON STOCKS (Cost $2,176,555,207)		3,041,756,605

Preferred Stocks - 9.1%
	Shares	Value ($)
Convertible Preferred Stocks - 3.0%
COMMUNICATION SERVICES - 0.1%
Media - 0.0%
Paramount Global Series A 5.75%	38,670	2,055,311

Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. 5.25% (b)(f)	5,850	6,326,775

TOTAL COMMUNICATION SERVICES		8,382,086

CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Aptiv PLC Series A, 5.50%	26,500	3,869,795

Internet & Direct Marketing Retail - 0.0%
Chewy, Inc. 6.50% (b)	1,800	1,991,160

TOTAL CONSUMER DISCRETIONARY		5,860,955

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875%	14,000	1,885,520

FINANCIALS - 0.6%
Banks - 0.6%
Bank of America Corp. Series L, 7.25%	11,165	14,815,955
Wells Fargo & Co. 7.50%	13,245	17,880,750
		32,696,705
Capital Markets - 0.0%
KKR & Co. LP Series C, 6.00%	29,300	2,228,265

TOTAL FINANCIALS		34,924,970

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	94,600	5,082,858
Boston Scientific Corp. Series A, 5.50%	76,500	8,892,360
		13,975,218
Health Care Technology - 0.0%
Change Healthcare, Inc. 6.00%	22,000	1,534,500

Life Sciences Tools & Services - 0.4%
Avantor, Inc. Series A, 6.25%	31,500	3,334,905
Danaher Corp.:
4.75%	4,300	7,883,010
Series B, 5.00%	6,960	10,365,120
		21,583,035
TOTAL HEALTH CARE		37,092,753

INDUSTRIALS - 0.3%
Construction & Engineering - 0.2%
Fluor Corp. 6.50% (b)	8,700	10,171,170

Machinery - 0.1%
RBC Bearings, Inc.	32,100	3,250,767

Professional Services - 0.0%
Clarivate Analytics PLC 5.00% (f)	44,100	2,700,684

TOTAL INDUSTRIALS		16,122,621

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%	700	97,839

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. Series A, 8.00%	9,150	16,818,249

TOTAL INFORMATION TECHNOLOGY		16,916,088

MATERIALS - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA 5.50%	39,200	2,840,432

UTILITIES - 0.9%
Electric Utilities - 0.7%
American Electric Power Co., Inc. 6.125%	66,200	3,482,120
NextEra Energy, Inc.:
4.872%	174,100	10,022,937
5.279%	120,900	5,996,640
6.219%	119,500	5,994,120
PG&E Corp.	44,500	4,808,225
Southern Co. 6.75%	165,300	8,413,770
		38,717,812
Gas Utilities - 0.1%
UGI Corp. 7.125%	39,900	3,693,934

Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 6.875%	29,600	2,559,216

Multi-Utilities - 0.1%
Dominion Energy, Inc. 7.25%	1,100	109,230
DTE Energy Co. 6.25%	48,400	2,470,820
NiSource, Inc. 7.75%	800	89,168
		2,669,218
Water Utilities - 0.0%
Essential Utilities, Inc. 6.00%	24,000	1,360,080

TOTAL UTILITIES		49,000,260

TOTAL CONVERTIBLE PREFERRED STOCKS		173,025,685
Nonconvertible Preferred Stocks - 6.1%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75%	160,000	3,502,400
5.125%	85,000	1,959,250
5.35%	100,000	2,497,000
BCE, Inc.:
2.954%(d)	72,900	1,057,122
Series AM, Canadian Government Bond 5 Year Note Index + 2.090% 2.939%(d)(e)	68,700	1,013,020
Series R	67,600	1,027,200
		11,055,992
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc. 6.625%	8,100	202,581
U.S. Cellular Corp. 6.25%	65,000	1,599,000
		1,801,581
TOTAL COMMUNICATION SERVICES		12,857,573

CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
Brunswick Corp.:
6.375%	20,000	519,800
6.50%	45,000	1,210,050
6.625%	30,000	783,600
		2,513,450
Textiles, Apparel & Luxury Goods - 0.0%
Fossil Group, Inc. 7.00%	65,400	1,618,650

TOTAL CONSUMER DISCRETIONARY		4,132,100

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc.:
Canadian Government Bond 5 Year Note Index + 2.400% 3.415%(d)(e)	2,000	29,854
Canadian Government Bond 5 Year Note Index + 2.570% 4.449%(d)(e)	13,400	204,039
Canadian Government Bond 5 Year Note Index + 2.650% 5.086%(d)(e)	22,700	377,707
Series F, Canadian Government Bond 5 Year Note Index + 2.510% 4.689%(d)(e)	33,400	514,637
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(d)(e)	17,800	385,370
Energy Transfer LP Series C, 7.375% (d)	60,000	1,410,000
Global Partners LP Series B, 9.50%	60,000	1,602,000
Pembina Pipeline Corp.:
Series 15, 4.40%(d)	8,600	148,795
Series 17, Canadian Government Bond 5 Year Note Index + 3.010% 4.821%(d)(e)	6,800	123,071
Series 3, Canadian Government Bond 5 Year Note Index + 2.600% 4.478%(d)(e)	11,900	193,498
Series 5, Canadian Government Bond 5 Year Note Index + 3.000% 4.573%(d)(e)	1,500	26,959
Series 7, Canadian Government Bond 5 Year Note Index + 2.940% 4.38%(d)(e)	900	15,827
TC Energy Corp. Canadian Government Bond 5 Year Note Index + 2.380% 3.903% (d)(e)	12,000	193,136
		5,224,893
FINANCIALS - 4.5%
Banks - 3.1%
Bank of America Corp.:
4.25%	200,000	4,294,000
4.375%	280,200	6,189,618
5.00%	289,200	7,091,184
Series GG, 6.00%	255,000	6,630,000
Series HH, 5.875%	185,744	4,823,772
Series KK, 5.375%	350,000	8,872,500
Series PP, 4.125%	250,000	5,317,500
Bank of Hawaii Corp. Series A, 4.625%	45,000	1,053,000
Cullen/Frost Bankers, Inc. Series B 4.45%	32,446	719,652
First Citizens Bancshares, Inc.	100,000	2,480,000
First Citizens Bancshares, Inc. Series C	150,000	3,733,500
First Republic Bank:
4.125%	150,000	3,157,500
4.50%	140,000	3,063,200
5.125%	15,000	367,200
Series J, 4.70%	100,000	2,292,000
Series L, 4.375%	225,000	4,790,250
Series M, 4.00%	85,000	1,724,650
First Tennessee Bank NA 3 month U.S. LIBOR + 0.850% 3.75% (b)(d)(e)	12,500	10,937,500
JPMorgan Chase & Co.:
4.55%	375,000	8,463,750
4.625%	265,000	6,081,750
4.75%	200,000	4,800,000
Series DD, 5.75%	290,000	7,592,200
Series EE, 6.00%	181,000	4,801,930
Series MM, 4.20%	200,000	4,294,000
PNC Financial Services Group, Inc. Series P, 6.125% (d)	80,086	2,020,570
Regions Financial Corp. 4.45%	10,000	221,800
Truist Financial Corp.:
4.75%	215,000	4,994,450
Series O, 5.25%	39,000	991,380
U.S. Bancorp:
4.50%(f)	80,000	1,906,400
Series K, 5.50%	41,000	1,072,970
Series L, 3.75%	25,000	503,250
Series M, 4.00%	155,000	3,278,250
Wells Fargo & Co.:
4.25%	350,000	7,367,500
4.70%	350,000	8,001,000
5.85%(d)	268,751	6,837,025
6.625%(d)	85,000	2,285,650
Series CC, 4.375%	325,000	7,117,500
Series Y, 5.625%	150,000	3,805,500
Series Z, 4.75%	529,900	12,113,514
		176,087,415
Capital Markets - 0.6%
B. Riley Financial, Inc.:
5.00%	80,000	1,964,000
5.25%	57,400	1,349,474
6.375%	53,300	1,343,171
6.50%	15,600	398,268
6.75%	1,400	35,559
Brookfield Asset Management, Inc.:
Canadian Government Bond 5 Year Note Index + 1.800% 2.727%(d)(e)	800	11,519
Canadian Government Bond 5 Year Note Index + 2.310% 3.471%(d)(e)	2,400	41,127
Canadian Government Bond 5 Year Note Index + 2.630% 4.437%(d)(e)	600	11,020
Charles Schwab Corp.:
4.45%	225,000	5,202,000
5.95%	3,000	76,110
Morgan Stanley:
6.875%(d)	50,000	1,351,000
Series I, 6.375%(d)	30,000	810,900
Series K, 5.85%(d)	255,000	6,882,450
Series L, 4.875%	40,000	978,000
Series O, 4.50%	240,000	5,203,200
Northern Trust Corp. Series E, 4.70%	75,000	1,852,500
Oaktree Capital Group LLC:
6.55%	80,300	2,068,528
Series A, 6.625%	45,197	1,168,342
State Street Corp.:
Series D, 5.90%(d)	5,000	128,950
Series G, 5.35%(d)	20,000	532,000
Stifel Financial Corp.:
5.20%	5,000	122,400
Series D, 4.50%	27,900	578,088
		32,108,606
Consumer Finance - 0.1%
Capital One Financial Corp.:
4.25%	40,000	843,600
5.00%	15,000	356,250
Series J, 5.00%	117,000	2,673,450
Series L, 4.375%	12,000	254,179
Synchrony Financial Series A, 5.625%	40,000	989,600
		5,117,079
Diversified Financial Services - 0.1%
Apollo Global Management LLC:
6.375%	24,971	622,028
Series B, 6.375%	10,000	254,100
Carlyle Finance LLC 4.625%	130,000	2,780,700
Equitable Holdings, Inc.:
4.30%	26,000	551,200
Series A 5.25%	52,500	1,263,150
		5,471,178
Insurance - 0.6%
Allstate Corp.:
5.10%	160,000	4,056,000
Series G, 5.625%	20,000	519,200
Series I, 4.75%	40,000	964,000
Athene Holding Ltd.:
Series A, 6.35%(d)	125,000	3,392,500
Series B, 5.625%	100,000	2,434,000
Series C, 6.375%(d)	162,500	4,403,750
Series D, 4.875%	250,000	5,365,000
Hartford Financial Services Group, Inc.:
7.875%(d)	10,500	266,805
Series G, 6.00%	40,000	1,044,000
MetLife, Inc.:
5.625%	30,000	778,800
Series F 4.75%	120,000	2,881,200
Power Financial Corp. BK CDA TREASURY BIL 3 MTH INDX + 1.600% 1.77% (d)(e)	21,900	272,476
Prudential Financial, Inc. 4.125%	25,000	574,000
RenaissanceRe Holdings Ltd. Series G, 4.20%	40,000	858,000
W.R. Berkley Corp.:
4.125%	80,000	1,817,584
4.25%	65,000	1,470,950
5.10%	125,000	3,137,500
5.70%	34,071	880,735
		35,116,500
Mortgage Real Estate Investment Trusts - 0.0%
KKR Real Estate Finance Trust, Inc. 6.50%	40,000	979,600
TPG RE Finance Trust, Inc. Series C, 6.25%	10,000	216,000
Two Harbors Investment Corp. Series C, 7.25% (d)	20,000	469,200
		1,664,800
Real Estate Management & Development - 0.0%
Brookfield Properties Corp.:
Canadian Government Bond 5 Year Note Index + 3.000% 4.161%(d)(e)	33,900	534,911
Canadian Government Bond 5 Year Note Index + 3.160% 5.383%(d)(e)	14,000	241,783
Series CC, Canadian Government Bond 5 Year Note Index + 5.180% 6.00%(d)(e)	9,500	199,744
Series EE, 5.10%(d)	10,500	202,213
Series R, Canadian Government Bond 5 Year Note Index + 3.480% 4.155%(d)(e)	20,900	335,389
		1,514,040
TOTAL FINANCIALS		257,079,618

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	1,993,871

Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%	12,300	258,792

Electrical Equipment - 0.2%
Babcock & Wilcox Enterprises, Inc.:
8.125%	303,300	7,688,655
Series A, 7.75%	138,000	3,392,040
		11,080,695
TOTAL INDUSTRIALS		13,333,358

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Pebblebrook Hotel Trust:
6.375%	30,000	748,500
Series H, 5.70%	9,514	210,355
Public Storage:
3.875%	30,000	620,700
3.95%	40,000	839,200
4.00%	160,000	3,350,400
4.00%(f)	140,000	2,942,800
Series F, 5.15%	18,798	469,574
Series G, 5.05%	55,937	1,371,016
Series H, 5.60%	10,000	257,800
Series I, 4.875%	35,000	847,000
Series J, 4.70%	65,000	1,532,050
Series K, 4.75%	35,000	840,350
Series L, 4.625%	55,000	1,274,900
Series M, 4.125%	70,000	1,524,208
Series O, 3.90%	5,000	102,900
Series S, 4.10%(f)	25,000	532,000
Summit Hotel Properties, Inc.:
Series E, 6.25%	19,300	472,850
Series F, 5.875%	60,098	1,412,303
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	490,000
Series I, 5.70%	31,000	739,350
Vornado Realty Trust Series O, 4.45%	12,300	249,936
		20,828,192
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%	60,800	1,313,888

TOTAL REAL ESTATE		22,142,080

UTILITIES - 0.6%
Electric Utilities - 0.3%
Alabama Power Co. Series A, 5.00%	5,000	125,450
Brookfield Infrastructure Finance ULC 5.00%	35,000	764,400
Duke Energy Corp.:
5.625%	85,000	2,210,000
5.75%	11,800	310,576
Entergy Louisiana LLC 4.875%	5,000	124,600
Entergy New Orleans, Inc. 5.50%	7,217	182,159
Entergy, Inc.:
4.875%	8,000	198,560
Series A, 5.375%	10,000	250,500
Fortis, Inc. Series G, Canadian Government Bond 5 Year Note Index + 2.130% 3.883% (d)(e)	11,300	194,440
NextEra Energy Capital Holdings, Inc. 5.65%	12,500	328,500
Southern Co.:
4.20%	150,000	3,361,500
5.25%	186,487	4,636,067
Series A, 4.95%	195,000	4,777,500
		17,464,252
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	125,000	2,837,500
TransAlta Corp.:
Canadian Government Bond 5 Year Note Index + 3.800% 4.988%(d)(e)	10,800	203,645
Series E, Canadian Government Bond 5 Year Note Index + 3.650% 5.19%(d)(e)	11,300	211,201
		3,252,346
Multi-Utilities - 0.2%
Brookfield Infrastructure Partners LP:
5.125%	53,000	1,146,920
Class A 5.00%	59,100	1,252,329
CMS Energy Corp.:
5.625%	108,258	2,742,175
5.875%	44,330	1,146,374
5.875%	47,943	1,263,811
DTE Energy Co.:
4.375%	65,000	1,478,100
Series E, 5.25%	75,000	1,860,750
Sempra Energy 5.75%	140,459	3,612,605
		14,503,064
TOTAL UTILITIES		35,219,662

TOTAL NONCONVERTIBLE PREFERRED STOCKS		349,989,284
TOTAL PREFERRED STOCKS (Cost $526,280,900)		523,014,969

Equity Funds - 16.3%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (h) (Cost $771,846,741)	6,581,507	936,416,834

Preferred Securities - 9.2%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (d)(i)	2,000,000	1,890,000
Enbridge, Inc. 5.75% 7/15/80 (d)	500,000	521,395
Energy Transfer LP:
6.25% (d)(i)	2,270,000	1,906,800
6.75% (d)(i)	500,000	477,500
7.125% (d)(i)	3,000,000	2,940,000
Summit Midstream Partners LP 9.5% (d)(i)	191,000	156,859
		7,892,554
FINANCIALS - 8.7%
Banks - 6.8%
Bank of America Corp.:
4.3% (d)(i)	2,500,000	2,412,500
4.375% (d)(i)	10,000,000	9,637,000
5.125% (d)(i)	15,500,000	15,693,750
5.2% (d)(i)	24,000,000	24,390,000
5.875% (d)(i)	18,400,000	18,883,000
6.1% (d)(i)	12,120,000	12,752,664
6.25% (d)(i)	11,575,000	12,066,938
6.3% (d)(i)	2,000,000	2,152,760
6.5% (d)(i)	9,000,000	9,596,250
Citigroup, Inc.:
3.875% (d)(i)	10,220,000	9,734,550
4% (d)(i)	5,500,000	5,313,550
4.15% (d)(i)	3,975,000	3,791,156
5% (d)(i)	6,550,000	6,625,325
5.35% (d)(i)	5,000,000	5,050,000
5.9% (d)(i)	6,605,000	6,712,331
5.95% (d)(i)	11,750,000	12,175,938
6.25% (d)(i)	3,500,000	3,762,500
6.3% (d)(i)	6,000,000	6,070,200
Farm Credit Bank of Texas 5.7% (b)(d)	500,000	517,500
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5344% (d)(e)(i)	10,000,000	9,912,500
3.65% (d)(i)	18,500,000	17,556,500
4% (d)(i)	9,000,000	8,508,420
4.6% (d)(i)	19,470,000	19,119,540
4.625% (d)(i)	500,000	477,400
5% (d)(i)	17,515,000	17,624,469
5.15% (d)(i)	13,265,000	13,381,069
6% (d)(i)	12,000,000	12,330,000
6.1% (d)(i)	16,000,000	16,660,000
6.125% (d)(i)	7,000,000	7,211,400
6.75% (d)(i)	12,500,000	13,062,500
M&T Bank Corp. 3.5% (d)(i)	2,500,000	2,281,250
PNC Financial Services Group, Inc.:
3 month U.S. LIBOR + 3.670% 3.9946% (d)(e)(i)	3,500,000	3,500,151
3.4% (d)(i)	4,000,000	3,706,000
4.85% (d)(i)	490,000	491,225
5% (d)(i)	1,730,000	1,750,760
Truist Financial Corp.:
4.8% (d)(i)	4,000,000	4,000,000
4.95% (d)(i)	2,000,000	2,063,080
5.05% (d)(i)	2,000,000	1,970,400
5.1% (d)(i)	6,000,000	6,225,000
U.S. Bancorp:
3.7% (d)(i)	2,000,000	1,860,000
5.3% (d)(i)	1,500,000	1,515,570
Wells Fargo & Co.:
3.9% (d)(i)	25,500,000	24,543,750
5.875% (d)(i)	13,500,000	14,162,850
5.9% (d)(i)	20,500,000	20,653,750
		391,905,496
Capital Markets - 1.2%
Bank of New York Mellon Corp.:
3.7% (d)(i)	2,250,000	2,160,000
3.75% (d)(i)	6,500,000	6,047,210
4.625% (d)(i)	2,000,000	2,003,620
4.7% (d)(i)	1,000,000	1,026,250
Charles Schwab Corp.:
3 month U.S. LIBOR + 4.820% 5.1366% (d)(e)(i)	1,000,000	997,500
4% (d)(i)	13,500,000	13,063,275
4% (d)(i)	16,000,000	14,809,120
4.625% (d)(i)	250,000	248,885
5.375% (d)(i)	12,000,000	12,633,000
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 4% (d)(e)(i)	4,694,000	4,036,840
Goldman Sachs Group, Inc.:
3.65% (d)(i)	1,000,000	922,500
3.8% (d)(i)	3,000,000	2,842,500
4.125% (d)(i)	4,000,000	3,797,000
Morgan Stanley:
5.3% (d)(i)	1,000,000	995,932
5.875% (d)(i)	1,000,000	1,070,557
Northern Trust Corp. 4.6% (d)(i)	4,285,000	4,360,530
State Street Corp. 3 month U.S. LIBOR + 3.590% 3.7998% (d)(e)(i)	583,000	583,627
		71,598,346
Consumer Finance - 0.6%
Ally Financial, Inc.:
4.7% (d)(i)	19,500,000	18,600,563
4.7% (d)(i)	7,000,000	6,492,500
American Express Co. 3.55% (d)(i)	5,000,000	4,625,000
Capital One Financial Corp. 3.95% (d)(i)	3,000,000	2,814,090
		32,532,153
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (d)(i)	750,000	754,125
Insurance - 0.1%
Allianz SE 3.2% (b)(d)(i)	3,000,000	2,586,000
MetLife, Inc. 3.85% (d)(i)	300,000	297,750
		2,883,750
TOTAL FINANCIALS		499,673,870
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 3.5328% (d)(e)(i)	3,630,000	3,433,799
Trading Companies & Distributors - 0.0%
Air Lease Corp. 4.65% (d)(i)	1,000,000	952,500
TOTAL INDUSTRIALS		4,386,299
UTILITIES - 0.3%
Electric Utilities - 0.2%
Duke Energy Corp. 4.875% (d)(i)	1,000,000	1,006,250
Edison International:
5% (d)(i)	4,000,000	3,829,950
5.375% (d)(i)	3,500,000	3,451,875
		8,288,075
Multi-Utilities - 0.1%
Dominion Energy, Inc. 4.65% (d)(i)	250,000	246,870
Sempra Energy 4.875% (d)(i)	6,000,000	6,105,000
		6,351,870
TOTAL UTILITIES		14,639,945
TOTAL PREFERRED SECURITIES (Cost $537,823,994)		526,592,668

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (j)	148,063,601	148,093,213
Fidelity Securities Lending Cash Central Fund 0.07% (j)(k)	6,326,367	6,327,000
TOTAL MONEY MARKET FUNDS (Cost $154,418,686)		154,420,213

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,657,304,745)	5,735,126,588
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,820,484
NET ASSETS - 100.0%	5,736,947,072

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $219,378,655 or 3.8% of net assets.

(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing
(g)	Security or a portion of the security is on loan at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	281,528,623	296,165,146	429,600,556	46,015	-	-	148,093,213	0.3%
Fidelity Real Estate Equity Central Fund	973,846,445	41,526,157	39,046,901	9,386,819	6,254,962	(46,163,829)	936,416,834	59.5%
Fidelity Securities Lending Cash Central Fund 0.07%	3,246,875	42,698,150	39,618,025	4,836	-	-	6,327,000	0.0%
Total	1,258,621,943	380,389,453	508,265,482	9,437,670	6,254,962	(46,163,829)	1,090,837,047

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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